Finance lease (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 258,648,939	$ 296,181,882
Amounts representing interest and deferred finance fees	(42,969,245)	(54,705,784)
Finance lease obligations, net of interest and deferred finance fees	215,679,694	241,476,098
Current portion of finance lease obligations	18,650,022	26,589,017
Current portion of deferred finance fees	(674,700)	(739,817)
Non-current portion of finance lease obligations	200,335,437	218,985,447
Non-current portion of deferred finance fees	(2,631,065)	(3,358,549)
Total finance lease obligations, net of deferred finance fees	215,679,694	241,476,098
River Hudson LLC [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	0	10,380,600
Japanese Leases No.1 and 2 [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	31,398,900	36,253,400
Japanese Lease No.3 [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	15,498,000	17,870,500
CMBFL Leases No.1 to 4 [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	79,896,836	87,496,402
Ocean Yield ASA [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	61,153,740	66,563,040
Japanese Lease No.4 [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	23,983,699	26,061,943
China Huarong Leases [Member] | Capital Lease Obligations [Member]
Lessee, Lease, Description [Line Items]
Finance lease obligations	46,717,764	51,555,997
Loans Payable [Member]
Lessee, Lease, Description [Line Items]
Current portion of deferred finance fees	$ (1,057,940)	$ (1,383,349)